Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Note 2 - Summary of Significant Accounting Policies

The financial statements are presented in accordance with United States generally accepted accounting principles (GAAP).

The significant accounting policies followed in the preparation of the financial statements, applied on a consistent basis, are as follows:

A.           Financial Statements in US dollars ("dollars")

Most of the Company's sales are made outside Israel.  Most sales outside Israel are denominated in dollars. Most purchases of materials and components, and most marketing costs, are denominated in dollars or dollar-linked. Therefore, the currency of the primary economic environment in which the operations of the Company are conducted is the dollar, which is used as the functional currency of the Company.

Transactions and balances originally denominated in dollars are presented at their original amounts. Transactions and balances in other currencies have been remeasured as follows:

-             Monetary items - at the current exchange rate at balance sheet date.
-              Non-monetary items - at historical exchange rates.
-	Income and expenditure items - at the current exchange rate as of date of recognition of those items (excluding depreciation and other items deriving from non-monetary items).

All exchange gains and losses from remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of operations when they arise.

Amounts in the financial statements representing the dollar equivalent of balances denominated in other currencies do not necessarily represent their real or economic value and such amounts may not necessarily be exchangeable for dollars.

B.           Estimates and assumptions in the financial statements

The preparation of the financial statements in conformity with United States generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. These are management's best estimates based on experience and historical data.  Actual results, however, may vary from these estimates.

C.           Principles of consolidation

The consolidated financial statements include those of the RiT Technologies Ltd. and its subsidiaries, all of which are wholly-owned. All intercompany transactions and balances were eliminated in consolidation.

D.           Cash equivalents

The Company considers all highly liquid investments with a maturity of three months or less at the date of purchase to be cash equivalents.

E.           Allowance for doubtful accounts

Accounts receivable are recorded at cost, less related allowance for doubtful accounts receivable.  Management considers current information and events regarding customers' ability to repay their obligations and judge accounts receivable to be impaired when it is probable that the Company will not be able to collect all amounts due.

The balance sheet allowance for doubtful accounts for all periods through December 31, 2011 is determined as a specific amount for those accounts, collection of which is not probable.

F.           Inventories

Inventories are valued at the lower of cost or market value. Cost of inventory is determined as follows:

Raw materials, work in process and finished products- on the "moving average" basis.

Costs of work in process and finished products include- direct materials, labor and overhead incurred.

Labor and overhead - on the basis of actual manufacturing costs based on the normal capacity of the production facility.

Inventory write-downs are provided to cover technological obsolescence, excess inventories, discontinued products and market prices lower than cost.

G.           Assets held for severance benefits

Assets held for employees' severance benefits represent cash surrender of managers' insurance policies that are recorded at their current redemption value.

H.           Property and equipment

Property and equipment are stated at cost less accumulated depreciation.  Maintenance and repair expenses are charged to operations as incurred.

Depreciation is recorded using the straight-line method based on the estimated useful lives of the assets, and commences once the assets are ready for their intended use.

Annual rates of depreciation are as follows:

%
Research and development equipment	25
Manufacturing equipment	15 - 20
Office furniture and equipment	7 - 33
Leasehold improvements	*

* Over the shorter of the relevant lease period or their useful lives (mainly at 25%)

I.            Revenue recognition

The Company recognizes revenue when products are shipped and the customer takes ownership and assumes risk of loss, collection of the relevant receivable is probable, persuasive evidence of an arrangement exists and the sales price is fixed or determinable. Shipping and other transportation costs charged to buyers are recorded in both sales and cost of sales.

Sales taxes collected from customers and remitted to governmental authorities are accounted for on a net basis and therefore are excluded from revenues in the consolidated statements of income.

Most of the Company's sales are sold through distributors, OEM partners, as well as through value added resellers, system integrators and installers. These distribution channels are the Company's end users and therefore sales occur when products are sold to these channels.

When the sale arrangement includes customer acceptance provisions, revenue is not recognized before it is demonstrated that the criteria specified in the acceptance provisions have been satisfied.

The Company does not, in the normal course of business, provide a right of return to any of its customers.

J.            Research and development costs

Research and development costs are charged to the statements of operations as incurred.

K.           Government grants

When the Government of Israel has approves a grant for research and development (see Note 5A) the grants are recognized as receivables when the related research and development costs are incurred.

The grants are reflected as a reduction of research and development expenses since the program is in early stages.  Royalty expenses in respect of such grants are classified as part of cost of sales when the related sales are recognized.

L.           Allowance for product warranty

It is the Company's policy to grant a warranty for certain products.  The balance sheet provision for warranties for all periods through December 31, 2011 is determined based upon the Company's experience regarding the relationship between sales and warranty expenses.

The following are the changes in liability for product warranty:
US$ (thousands)
Balance at December 31, 2009	66
Accrual for warranties issued during the year	-
Warranty costs incurred (actual warranty claims)	(36)
Balance at December 31, 2010	30
Accrual for warranties issued during the year	-
Warranty costs incurred (actual warranty claims)	-

Balance at December 31, 2011	30

M.           Stock option plans

At December 31, 2011, the Company has several employee compensation plans, which are described in Note 6. The company recognizes all employee stock based compensation as a cost in the financial statement in accordance with "ASC Topic 718 compensation- stock compensation" ("ASC Topic 718").

The Company's option awards are primarily subject to graded vesting over a service period.  In those cases, the Company recognizes compensation cost on a straight-line basis over the requisite service period for the entire award.

The Company applies the fair value-based method of accounting set forth in ASC Topic 718 to account for stock-based compensation to non-employees. Using the fair value method, the total compensation expense is computed based on the fair value of the options on the date the options are fully vested.

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions:

1.	The current price of the share is the market value of such shares at the date of issuance.

2.            Dividend yield of zero percent for all relevant periods.

3.	Risk free interest rates are as follows:

Year ended December 31%
2011	0.80
2010	-
2009	1.87

4.	Expected term of 1-4 years for each option granted, (mainly 4).

5.	Expected volatility of 127.24% and 88.54% for the years ended December 31, 2011 and 2009, respectively.

The exercise price for options granted to employees generally at not less than the fair value of the Company's ordinary shares at the date of grant.

N.           Impairment of Long-Lived Assets

The Company accounts for the impairment of long-lived assets in accordance with the provisions of "ASC Topic 360 Property, Plant and Equipment". This statement requires that long-lived assets and certain identifiable intangibles be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.  Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to undiscounted future net cash flows expected to be generated by the asset.  If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.  Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. No impairment charges were recorded during 2011, 2010 and 2009.

O.           Deferred income taxes

The Company accounts for income taxes in accordance with "ASC Topic 740 Income Taxes" ("ASC Topic 740"). Deferred tax asset and liability account balances are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statement of operations in the period that includes the enactment date. The Company provides a valuation allowance to reduce deferred tax assets to the amount that is more likely than not to be realized.

P.           Income tax uncertainties

The Company accounts for income tax uncertainties in accordance with ASC Topic 740. ASC Topic 740 contains a two-step approach to recognizing and measuring uncertain tax positions accounted for in accordance with ASC Topic 740. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon settlement. Interest and penalties related to unrecognized tax benefits are classified as a component of income tax expense.

Q.           Net loss per share

Basic net loss per share is computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted net loss per share is computed based on the weighted average number of Ordinary shares outstanding during each year, plus dilutive potential Ordinary shares considered outstanding during the year, in accordance with "ASC Topic 260 Earnings Per Share ("ASC Topic 260")".

The total number of shares related to the outstanding options excluded from the calculations of diluted net loss per share due to their anti-dilutive effect was 261,320 stock options for the year ended December 31, 2011 (for the year ended December 31, 2010 - 58,792 stock options ; for the year ended December 31, 2009 - 190,366 stock options).

R.           Segments

The company manages its business on the basis of one reportable segment.

Disclosure about segments of an enterprise and related information requires the disclosure of information about geographical areas. Company sales as reported to management are divided into geographical areas based on the location of customers.  This information is provided in Note 8B1.

S.           Treasury Shares

Holdings of the Company's shares by a consolidated subsidiary are presented as treasury stock, and are excluded from the calculation of loss per share.

T.	Fair value measurements

The Company's financial instruments consist mainly of cash and cash equivalents, short-term interest bearing investments, accounts receivable, accounts payable and short-term and long-term loans.

Fair value for the measurement of financial assets and liabilities is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. The Company utilizes a valuation hierarchy for disclosure of the inputs for fair value measurement. This hierarchy prioritizes the inputs into three broad levels as follows:

•	Level 1 inputs are unadjusted quoted prices in active markets for identical assets or liabilities.
•
Level 2 inputs are quoted prices for identical or similar assets or liabilities in less active markets or model-derived valuations in which significant inputs are observable for the asset or liability, either directly or indirectly through market corroboration.

•	Level 3 inputs are unobservable inputs based on the Company's assumptions used to measure assets and liabilities at fair value.

By distinguishing between inputs that are observable in the market place, and therefore more objective, and those that are unobservable and therefore more subjective, the hierarchy is designed to indicate the relative reliability of the fair value measurements. A financial asset or liability's classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement.

                U.           Recently Issued Accounting Pronouncements

In January 2010, the FASB issued ASU 2010-06, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides additional disclosures for transfers in and out of Levels I and II and for activity in Level III. This ASU also clarifies certain other existing disclosure requirements including level of desegregation and disclosures around inputs and valuation techniques. The provisions of the ASU are effective for annual or interim reporting periods beginning after December 15, 2009, except for the requirement to provide the Level 3 activity for purchases, sales, issuances, and settlements on a gross basis, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. In the period of initial adoption, the reporting entity shall not be required to provide the disclosures required for any previous periods presented for comparative purposes. The Company adopted the provisions of the ASU in 2010, except for the requirements to provide the Level 3 activity for purchases, sales, issuances, and settlements on a gross basis, which were adopted in 2011. The adoption of ASU 2010-06 did not have a material effect on the Company's consolidated financial statements. See note 7 to the Consolidated Financial Statements.

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of financial statements to understand the effect of those arrangements on its financial position, and to allow investors to better compare financial statements prepared under U.S. GAAP with financial statements prepared under International Financial Reporting Standards (IFRS). The new standards are effective for annual periods beginning January 1, 2013, and interim periods within those annual periods. Retrospective application is required. The Company will implement the provisions of ASU 2011-11 as of January 1, 2013.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The new standards do not extend the use of fair value but, rather, provide guidance about how fair value should be applied where it already is required or permitted under IFRS or U.S. GAAP. For U.S. GAAP, most of the changes are clarifications of existing guidance or wording changes to align with IFRS. A nonpublic entity is required to apply the ASU prospectively for annual periods beginning after December 15, 2011. The Company expects that the adoption of ASU 2011-04 in 2012 will not have a material impact on its consolidated financial statements

In October 2009, the FASB issued Accounting Standards Update ASU 2009-13, Revenue Recognition (Topic 605): Multiple-Deliverable Revenue Arrangements (EITF Issue No. 08-1, "Revenue Arrangements with Multiple Deliverables"). ASU 2009-13 amends FASB ASC Subtopic 605-25, Revenue Recognition-Multiple-Element Arrangements, to eliminate the requirement that all undelivered elements have vendor specific objective evidence of selling price (VSOE) or third party evidence of selling price (TPE) before an entity can recognize the portion of an overall arrangement fee that is attributable to items that already have been delivered. ASU 2009-13 is effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010. Early adoption is permitted. The adoption of ASU 2009-13in 2011 did not have an effect on the Company's consolidated financial statements.